Inventories (Inventory Summary) (Details) bbl in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016 USD ($) bbl	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) bbl	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) bbl
Inventory, Net [Abstract]
Refined products (1)	[1]	$ 236,622		$ 236,622		$ 201,928
Crude oil and other raw materials		366,834		366,834		288,403
Lubricants		12,016		12,016		14,996
Retail store merchandise		43,890		43,890		42,211
Inventories		659,362		659,362		547,538
Inventory Adjustments [Abstract]
FIFO Inventory Amount		16,000		16,000		$ 14,500
Inventory, Change in Lower of Cost or Market Reserve		$ (35,600)	$ (38,200)	$ (87,400)	$ (53,900)
Inventory Valued Using LIFO | bbl		10,581		10,581		10,026
Inventory, LIFO Reserve		$ 113,800		$ 113,800		$ 198,400
Inventory, LIFO Reserve, Effect on Income, Net		107,600	$ 89,600	84,600	$ (24,000)
Inventory Valuation Reserves		$ 87,700		$ 87,700		$ 175,100

[1]	Includes $16.0 million and $14.5 million of inventory valued using the first-in, first-out ("FIFO") valuation method at June 30, 2016 and December 31, 2015, respectively.